Dividends Paid and Payable	12 Months Ended
Dec. 31, 2020
Dividends Paid And Payable
Dividends Paid and Payable

NOTE 13: DIVIDENDS PAID AND PAYABLE

On January 26, 2018, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2017 of $0.30 per share of common stock payable on March 27, 2018 to stockholders of record as of March 22, 2018. A dividend in the aggregate amount of $3,102 was paid on March 27, 2018 out of which $2,948 was paid to the stockholders of record as of March 22, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On May 4, 2018, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2018 of $0.30 per share of common stock payable on June 27, 2018 to stockholders of record as of June 21, 2018. A dividend in the aggregate amount of $3,065 was paid on June 27, 2018 out of which $2,911 was paid to the stockholders of record as of June 21, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On July 31, 2018, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2018 of $ 0.30 per share of common stock payable on September 27, 2018 to stockholders of record as of September 20, 2018. A dividend in the aggregate amount of $3,039 was paid on September 27, 2018 out of which $2,885 was paid to the stockholders of record as of September 20, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On November 2, 2018, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2018 of $0.30 per share of common stock payable on December 5, 2018 to stockholders of record as of November 27, 2018. A dividend in the aggregate amount of $3,007 was paid on December 5, 2018 out of which $2,853 was paid to the stockholders of record as of November 27, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On January 25, 2019, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2018 of $0.30 per share of common stock of amount $4,121 which was paid on March 27, 2019 to stockholders of record as of February 27, 2019.

On May 10, 2019, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2019 of $ 0.30 per share of common stock of amount $4,119 which was paid on June 27, 2019 to stockholders of record as of May 29, 2019.

On July 24, 2019, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2019 of $ 0.30 per share of common stock of amount $4,119 which was paid on October 9, 2019, to stockholders of record as of September 25, 2019.

On November 5, 2019, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2019 of $0.30 per share of common stock of amount $4,704 which was paid on January 9, 2020, to stockholders of record as of December 17, 2019, and is included under caption “Dividends payable” on the consolidated balance sheets.

On January 22, 2020, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2019 of $0.30 per share of common stock of amount $4,762 which was paid on April 7, 2020 to stockholders of record as of March 5, 2020.

On April 29, 2020, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2020 of $ 0.30 per share of common stock of amount $4,809 which was paid on July 9, 2020 to stockholders of record as of June 3, 2020.

On July 28, 2020, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2020 of $ 0.30 per share of common stock of amount $4,929 which was paid on October 8, 2020 to stockholders of record as of September 4, 2020.

On November 2, 2020, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2020 of $0.05 per share of common stock of amount $828 which was paid on February 10, 2021 to stockholders of record as of January 12, 2021 and is included under caption “Dividends payable” on the consolidated balance sheets.

The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition’s cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations.